Reconciliation of Segment Measures to the Consolidated Income Statement	12 Months Ended
Dec. 31, 2019
Reconciliation of Segment Measures to the Consolidated Income Statement
Reconciliation of Segment Measures to the Consolidated Income Statement

(C.2) Reconciliation of Segment Measures to the Consolidated Income Statements

€ millions	2019		2018		2017
	Actual	Constant	Actual	Constant	Actual
	Currency	Currency1)	Currency	Currency1)	Currency
Applications, Technology & Services	23,544	22,980	21,753	22,859	20,857
Intelligent Spend Group	3,184	3,057	2,629	2,733	2,261
Qualtrics	508	483	NA	NA	NA
Total segment revenue for reportable segments	27,236	26,520	24,383	25,593	23,118
Other revenue	398	385	359	368	345
Adjustment for currency impact	0	728	0	-1,219	0
Adjustment of revenue under fair value accounting	-81	-81	-33	-33	-3
 Total revenue	27,553	27,553	24,708	24,708	23,461

Applications, Technology & Services	9,868	9,597	8,922	9,359	8,587
Intelligent Spend Group	696	661	531	545	388
Qualtrics	8	9	NA	NA	NA
Total segment profit for reportable segments	10,573	10,268	9,453	9,904	8,975
Other revenue	398	385	359	368	345
Other expenses	-2,763	-2,700	-2,649	-2,791	-2,551
Adjustment for currency impact	0	255	0	-317	0
Adjustment for
Revenue under fair value accounting	-81	-81	-33	-33	-3
Acquisition-related charges	-689	-689	-577	-577	-587
Share-based payment expenses	-1,835	-1,835	-830	-830	-1,120
 Restructuring	-1,130	-1,130	-19	-19	-182
 Operating profit	4,473	4,473	5,703	5,703	4,877
 Other non-operating income/expense, net	-74	-74	-56	-56	-36
 Financial income, net	198	198	-47	-47	188
 Profit before tax	4,596	4,596	5,600	5,600	5,029

1) The 2019 constant currency amounts are only comparable to 2018 actual currency amounts; 2018 constant currency amounts are only comparable to 2017 actual currency amounts.